Employee Benefit Plans - Inputs in Benefit Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Fixed conversion rate percentage on old age pensions of retirement asset for employer funding to plan		6.80%
Discount rate		0.90%	0.60%	0.50%
Expected rate of return on plan assets		2.50%	2.50%
Future salary increases		1.50%	1.00%
Future pension increases		0.00%	0.00%
Expected average remaining working lives in years		11 years	11 years
Benefit obligation		$ (412)	$ 0
Minimum
Defined Benefit Plan Disclosure [Line Items]
Discount rate		0.60%	0.60%
Expected rate of return on plan assets		1.00%
Future salary increases			1.00%
Maximum
Defined Benefit Plan Disclosure [Line Items]
Discount rate		0.70%	0.70%
Expected rate of return on plan assets		2.50%
Future salary increases			1.50%
Scenario, Forecast [Member]
Defined Benefit Plan Disclosure [Line Items]
Fixed conversion rate percentage on old age pensions of retirement asset for employer funding to plan	6.20%